Leases - Lease liabilities current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Current	€ 249	€ 273
Non-current	1,005	1,272
Total Lease liabilities	€ 1,254	€ 1,545	€ 1,619